SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
ACCOUNTING POLICY
Reportable segments
We determine our reportable segments based on, among other things, how our chief operating decision maker, the Chief Executive Officer and Chief Financial Officer of RCI, regularly review our operations and performance. They review adjusted EBITDA as the key measure of profit for the purpose of assessing performance of each segment and to make decisions about the allocation of resources, as they believe adjusted EBITDA reflects segment and consolidated profitability. Adjusted EBITDA is defined as income before depreciation and amortization; (gain) loss on disposition of property, plant and equipment; restructuring, acquisition and other; finance costs; other expense (income); and income tax expense.

We follow the same accounting policies for our segments as those described in the notes to our consolidated financial statements. We account for transactions between reportable segments in the same way we account for transactions with external parties, but eliminate them on consolidation.
USE OF ESTIMATES AND JUDGMENTS
JUDGMENTS
We make significant judgments in determining our operating segments. These are components that engage in business activities from which they may earn revenue and incur expenses, for which operating results are regularly reviewed by our chief operating decision makers to make decisions about resources to be allocated and assess component performance, and for which discrete financial information is available.

EXPLANATORY INFORMATION
Our reportable segments are Wireless, Cable, and Media (see note 1). All three segments operate substantially in Canada. Corporate items and eliminations include our interests in businesses that are not reportable operating segments, corporate administrative functions, and eliminations of inter-segment revenue and costs. Segment results include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

INFORMATION BY SEGMENT

Year ended December 31, 2020	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	5	8,530	3,946	1,606	(166)	13,916
Operating costs	6	4,463	2,011	1,555	30	8,059

Adjusted EBITDA		4,067	1,935	51	(196)	5,857

Depreciation and amortization	7, 8, 9					2,618
Restructuring, acquisition and other	10					185
Finance costs	11					881
Other expense	12					1

Income before income tax expense						2,172

Capital expenditures	7, 29	1,100	940	79	193	2,312
Goodwill	9	1,160	1,858	955	—	3,973
Total assets		20,639	7,877	2,569	7,769	38,854

Year ended December 31, 2019	Note	Wireless	Cable	Media	Corporate items and eliminations	Consolidated totals
(In millions of dollars)

Revenue	5	9,250	3,954	2,072	(203)	15,073
Operating costs	6	4,905	2,035	1,932	(11)	8,861

Adjusted EBITDA		4,345	1,919	140	(192)	6,212

Depreciation and amortization	7, 8, 9					2,488
Restructuring, acquisition and other	10					139
Finance costs	11					840
Other income	12					(10)

Income before income tax expense						2,755

Capital expenditures [1]	7, 29	1,320	1,153	102	232	2,807
Goodwill	9	1,160	1,808	955	—	3,923
Total assets		20,105	7,891	2,550	6,473	37,019
[1] Includes proceeds on disposition of $38 million (see note 29).